Annual Total Returns[BarChart] - Bank UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(40.54%)	52.13%	53.65%	14.83%	(1.77%)	33.97%	26.77%	(27.23%)	55.99%	(30.69%)